SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash	$ 272,630	$ 272,630	$ 426,913
Cash equivalents	0	0	0
Trust account, cash balance, with U.S. treasury bills	73,284,700	73,284,700	71,419,358
Interest and dividend income earned from trust account	941,850	1,865,342
Unrecognized tax benefits	0	0	0
Accrued for interest and penalties	0	0	0
Cash, FDIC insured amount	$ 250,000	$ 250,000	250,000
Interests earned from trust account			1,729,358
Cash [Member]
Cash and Cash Equivalents [Line Items]
Trust account, cash balance			8,208
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Trust account, cash balance, with U.S. treasury bills			$ 71,411,150